Note 6 - Related Party Transactions (Details Textual)				1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 25, 2022 USD ($) $ / shares	Feb. 23, 2022 USD ($)	Dec. 03, 2020 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction, Expenses from Transactions with Related Party (Deprecated 2023)								$ 19,150
Repayments of Related Party Debt								(0)
Due to Related Parties (Deprecated 2023)							$ 0	628,550
Accounts Payable, Related Parties (Deprecated 2023)							203,484	228,668
Amortization of Debt Discount (Premium)					$ 51,691	$ 38,942		7,016
Secured Senior Secured Convertible Note [Member]
Debt Instrument, Face Amount	$ 5,000,000
Interest Payable					30,983		0
Notes Payable					1,251,420		1,199,729
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.00
Debt Instrument, Convertible, Number of Equity Instruments	1,000,000
Debt Instrument, Unamortized Discount	$ 65,262				21,456		37,638
Amortization of Debt Discount (Premium)					16,182		27,624
Long-Term Debt, Gross					413,206		413,206
Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount	$ 413,206
Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount					0	819,963		0
AEI Management, Inc. [Member]
Cash and Noncash Proceeds from Related Party Debt					0	88,956	88,956	234,100
Repayments of Related Party Debt					10,000		$ 10,000
AEI Management, Inc. [Member] | Senior Secured Note Purchase Agreement [Member]
Debt Instrument, Interest Rate, Stated Percentage							7.25%
AEI Management, Inc. [Member] | Transactions Documents [Member]
Debt Instrument, Face Amount							$ 413,206
Debt Instrument, Interest Rate, Stated Percentage							7.25%
AEI Management, Inc. [Member] | Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount					413,206		$ 413,206
President [Member]
Cash and Noncash Proceeds from Related Party Debt				$ 500,000	130,381	$ 31,280	31,280	193,800
Accounts Payable, Related Parties (Deprecated 2023)							203,484	208,484
Debt Instrument, Face Amount			$ 65,000
President [Member] | Promissory Note [Member]
Debt Instrument, Face Amount		$ 325,580	$ 65,000
Debt Instrument, Term (Year)			3 years
Debt Instrument, Interest Rate During Period		5.00%	5.00%
Interest Payable		$ 16,170						13,003
Notes Payable		$ 406,750
President [Member] | Secured Senior Secured Convertible Note [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.00
Debt Instrument, Unamortized Discount	$ 143,214				47,084		82,593
Amortization of Debt Discount (Premium)					35,509		60,621
Long-Term Debt, Gross					$ 906,754		$ 906,754
President [Member] | Transactions Documents [Member]
Debt Instrument, Interest Rate, Stated Percentage							7.25%
President [Member] | Oil and Gas Payments [Member]
Related Party Transaction, Amounts of Transaction								65,500
President [Member] | Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount	500,000						$ 325,580
President [Member] | Related Party Promissory Note Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount	406,750
President [Member] | Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Debt Conversion, Converted Instrument, Amount	$ 906,750
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Chief Financial Officer [Member]
Accounts Payable, Related Parties (Deprecated 2023)								4,394
Vice President [Member]
Accounts Payable, Related Parties (Deprecated 2023)								10,000
Staley Engineering LLC [Member]
Accounts Payable, Related Parties (Deprecated 2023)								$ 5,790
The 20 Sheckels Inc. [Member] | Senior Secured Note Purchase Agreement [Member]
Debt Instrument, Face Amount							$ 906,754
Debt Instrument, Interest Rate, Stated Percentage							7.25%